Risk Management and Financial Instruments - Schedule of Contractual Obligation Amounts from Financial Liabilities (Details) - Financial Liabilities [Member] - USD ($) $ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance		$ 6,609,845	$ 7,332,559
Loans and financing		21,364,974	21,090,568
Estimated interest on loans and financing	[1]	21,025,538	21,305,246
Derivatives liabilities		214,025	270,781
Payments of leases		2,107,767	2,088,033
Commodities forward purchase contracts		33,346,083	27,920,967
Less than 1 year [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance		6,609,845	7,332,559
Loans and financing		840,120	833,085
Estimated interest on loans and financing	[1]	1,201,987	1,265,226
Derivatives liabilities		126,672	156,405
Payments of leases		365,383	354,887
Commodities forward purchase contracts		194,137	140,956
Between 1 and 2 years [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		352,458	249,115
Estimated interest on loans and financing	[1]	1,401,488	2,425,415
Derivatives liabilities		87,353	114,376
Payments of leases		508,310	520,701
Commodities forward purchase contracts		16,489,998	13,912,887
Between 3 and 5 years [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		2,173,708	794,458
Estimated interest on loans and financing	[1]	3,263,639	2,377,113
Derivatives liabilities
Payments of leases		532,141	351,036
Commodities forward purchase contracts		13,072,512	11,252,506
More than 5 years [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		17,998,688	19,213,910
Estimated interest on loans and financing	[1]	15,158,424	15,237,492
Derivatives liabilities
Payments of leases		701,933	861,409
Commodities forward purchase contracts		$ 3,589,436	$ 2,614,618

[1]	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates on March 31, 2026 and December 31, 2025. Payments in foreign currencies are estimated using the March 31, 2026 and December 31, 2025 exchange rates.